(Loss)/earnings per share - Computation of basic and dilutive (loss)/earnings from continued operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
(Loss)/earnings per share
Profit/(loss) from continuing operations for the year attributable to equity holders of the Parent Company	$ 1,314,256	$ (11,065,062)	$ 13,132,766
Profit/(loss) from discontinued operations for the year attributable to equity holders of the Parent Company	$ (1,534)	$ 795,369	$ (10,076,290)
Weighted average number of ordinary shares outstanding during the period	10,666,740	8,656,553	6,785,700
Weighted average number of ordinary shares outstanding during the period adjusted for the effect of dilution	10,780,520	8,656,553	11,026,477
Profit/(loss) per share attributable to equity holders of the Parent Company from continuing operations - basic	$ 0.12	$ (1.28)	$ 1.94
Profit/(loss) per share attributable to equity holders of the Parent Company from continuing operations - diluted	0.12	(1.28)	1.19
Profit / (Loss) per share attributable to equity holders of the Parent Company - basic	0.12	(1.19)	0.45
Profit/(loss) per share attributable to equity holders of the Parent Company - Diluted	$ 0.12	$ (1.19)	$ 0.28